Provisions - Environmental Provision (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of other provisions [line items]
Discounted	£ 2,539	£ 2,227	£ 2,654
Environmental
Disclosure of other provisions [line items]
Discounted	1,877	1,700	£ 2,071
Real undiscounted	1,949	1,754
Real discount rate (in percent)			0.50%
Environmental | UK
Disclosure of other provisions [line items]
Discounted	152	167
Real undiscounted	£ 160	£ 171
Real discount rate (in percent)	0.50%	0.50%
Environmental | US
Disclosure of other provisions [line items]
Discounted	£ 1,725	£ 1,533
Real undiscounted	£ 1,789	£ 1,583
Real discount rate (in percent)	0.50%	0.50%